Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [Abstract]
Lease liabilities
25.	Lease liabilities

The consolidated statement of financial position shows the following amounts relating to leases:

	2024	2023
	A$’000	A$’000
Balance at January 1,	8,272	7,134
Additions	2,783	3,436
Acquisition of businesses	1,673	-
Interest expense	745	636
Lease payments (principal and interest)	(2,760)	(2,858)
Exchange differences	(76)	(76)
Balance at December 31,	10,637	8,272

Lease liabilities	2024	2023
	A$’000	A$’000
Current	2,496	595
Non-current	8,141	7,677
Total lease liabilities	10,637	8,272

The consolidated statement of comprehensive income shows the following amounts relating to leases:

Interest expense relating to leases	2024	2023	2022
	A$’000	A$’000	A$’000
Properties	649	604	244
Motor vehicles	96	32	33
Total lease interest	745	636	277

The total cash outflow for leases in 2024 comprises $2,015,000 (2023: $2,222,000, 2022: $1,264,000) principal and $745,000 (2023: $636,000, 2022: $277,000) interest payments.